INCOME TAXES - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Uncertain tax positions, beginning of the year	$ 7,770	$ 190
Increase in tax positions for prior years	865
Decrease in tax positions for prior years		0
Increases related to current year tax positions	13,082	7,593
Revaluation	418	(13)
Uncertain tax positions, end of year	$ 22,135	$ 7,770